SHARE- BASED COMPENSATION (Narrative) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 3,410,935
Weighted average period	2 years 5 months 1 day
Share-based compensation	$ 1,889,733
Eight employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	1,450,000
Options granted, weighted average exercise price per share	$ 12
Four employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options forfeited	450,000